UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 95.14%
Consumer Discretionary - 16.26%
Avis Budget Group, Inc. (a)	28,600	$837,694	1.98%
Foot Locker, Inc.	8,073	455,317	1.08%
Gildan Activewear, Inc. (b)	7,697	252,769	0.60%
Interpublic Group of Cos., Inc.	48,160	1,131,760	2.68%
Lear Corp.	7,587	1,033,729	2.45%
Newell Brands, Inc.	42,984	1,005,826	2.38%
News Corp.	55,242	717,041	1.70%
Omnicom Group, Inc.	18,671	1,437,107	3.39%
		6,871,243	16.26%
Energy - 7.29%
Cenovus Energy, Inc. (b)	81,507	601,522	1.42%
Murphy Oil Corp.	11,651	371,667	0.88%
National Oilwell Varco, Inc.	38,339	1,231,065	2.92%
TechnipFMC PLC (b)	37,890	874,880	2.07%
		3,079,134	7.29%
Financial Services - 30.14%
Apollo Global Management LLC - Class A	28,658	807,869	1.91%
AXA Equitable Holdings, Inc.	53,502	1,052,919	2.49%
Axis Capital Holdings, Ltd. (b)	28,163	1,558,822	3.70%
Fifth Third Bancorp	46,756	1,305,895	3.09%
Franklin Resources, Inc.	28,693	972,406	2.30%
Invesco, Ltd. (b)	34,314	698,290	1.65%
KeyCorp	63,302	1,160,959	2.75%
KKR & Co., Inc. - Class A	55,281	1,267,040	3.00%
Realogy Holdings Corp.	31,653	609,637	1.44%
Regions Financial Corp.	60,616	997,133	2.36%
Voya Financial, Inc.	26,188	1,177,151	2.78%
Willis Towers Watson PLC (b)	7,068	1,126,993	2.67%
		12,735,114	30.14%
Health Care - 9.29%
Cardinal Health, Inc.	18,508	1,014,794	2.40%
McKesson Corp.	7,467	929,641	2.20%
MEDNAX, Inc. (a)	19,522	784,784	1.86%
Mylan N.V. (a)(b)	35,244	1,193,362	2.83%
		3,922,581	9.29%
Materials & Processing - 2.62%
JELD-WEN Holding, Inc. (a)	58,050	1,106,433	2.62%
Producer Durables - 17.80%
AECOM Technology Corp. (a)	25,131	808,213	1.91%
Carlisle Cos., Inc.	9,586	1,011,515	2.40%
Dover Corp.	10,868	922,585	2.19%
Genpact, Ltd. (b)	27,146	824,695	1.95%
KBR, Inc.	54,203	1,006,550	2.38%
Ryder System, Inc.	22,431	1,268,922	3.00%
Snap-on, Inc.	5,202	864,780	2.05%
Stanley Black & Decker, Inc.	300	39,255	0.09%
Terex Corp.	23,418	774,199	1.83%
		7,520,714	17.80%
Technology - 9.28%
Anixter International, Inc. (a)	18,952	1,212,170	2.87%
Avnet, Inc.	38,459	1,685,273	3.99%
Hewlett Packard Enterprise Co.	68,275	1,024,125	2.42%
		3,921,568	9.28%
Utilities - 2.46%

Edison International	18,787	1,039,297	2.46%
Total Common Stocks (Cost $44,914,505)		40,196,084	95.14%

SHORT-TERM INVESTMENTS - 4.99%
Money Market Fund - 4.99%
Fidelity Government Portfolio - Class I, 2.10% (c)	2,107,114	2,107,114	4.99%
Total Short-Term Investments (Cost $2,107,114)		2,107,114	4.99%

Total Investments (Cost $47,021,619) - 100.13%		42,303,198	100.13%
Liabilities in Excess of Other Assets - (0.13)%		(53,282)	(0.13)%
TOTAL NET ASSETS - 100.00%		$42,249,916	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day yield as of November 30, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Emerging Markets Value Fund
Schedule of Investments
November 30, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 90.65%
Brazil - 2.12%
Cia de Saneamento Basico do Estrado de San Paulo	671,970	$4,905,537	2.12%
China - 22.46%
Baidu, Inc. - ADR (a)	24,288	4,572,945	1.98%
China Agri-Industries Holdings, Ltd.	12,857,000	4,864,100	2.10%
China Construction Bank Corp.	2,674,000	2,279,599	0.98%
China Dongxiang Group Co.	14,118,000	2,255,560	0.97%
China Mobile, Ltd.	697,000	6,917,440	2.99%
China Resources Power Holdings Co., Ltd.	3,294,000	6,239,402	2.70%
China Shenhua Energy Co., Ltd.	879,000	1,952,584	0.84%
Dah Chong Hong Holdings, Ltd.	2,750,272	1,022,916	0.44%
Dongfeng Motor Group Co., Ltd.	4,672,000	4,508,384	1.95%
Grand Baoxin Auto Group, Ltd.	14,747,000	4,787,497	2.07%
Huadian Power International Corp., Ltd.	9,168,000	3,925,460	1.70%
Lenovo Group, Ltd.	11,986,000	8,655,534	3.74%
		51,981,421	22.46%
Czech Republic - 1.85%
CEZ	179,938	4,288,083	1.85%
Hong Kong - 2.70%
Pacific Basin Shipping, Ltd.	26,283,000	5,878,739	2.54%
Stella International Holdings, Ltd.	157,000	152,706	0.07%
Texwinca Holdings, Ltd.	542,000	220,291	0.09%
		6,251,736	2.70%
Hungary - 1.01%
OTP Bank PLC	58,712	2,349,355	1.01%
India - 4.58%
ICICI Bank, Ltd. - ADR	470,030	4,780,205	2.06%
Reliance Industries, Ltd. - GDR	45,334	1,500,555	0.65%
State Bank of India - GDR (a)	105,789	4,321,481	1.87%
		10,602,241	4.58%
Indonesia - 0.66%
Bank Danamon Indonesia Tbk PT	2,957,100	1,535,149	0.66%
Malaysia - 1.21%
Genting Malaysia Berhad	4,096,100	2,799,581	1.21%
Poland - 1.08%
Cyfrowy Polsat S.A. (a)	420,819	2,493,167	1.08%
Republic of Korea - 15.62%
Dongbu Insurance Co., Ltd.	74,840	4,519,977	1.95%
Hana Financial Group, Inc.	98,527	3,304,889	1.43%
Hyundai Heavy Industries Co., Inc. (a)	55,030	6,480,182	2.80%
Hyundai Motor Co.	14,850	1,417,503	0.61%
KB Financial Group, Inc.	81,610	3,436,364	1.49%
LG Electronics, Inc.	15,285	988,592	0.43%
POSCO	27,096	5,982,658	2.59%
Samsung Electronics Co., Ltd.	151,544	5,657,805	2.44%
Samsung Electronics Co., Ltd. - GDR	83	77,605	0.03%
Shinhan Financial Group Co., Ltd.	116,030	4,264,629	1.84%
Shinhan Financial Group Co., Ltd. - ADR (a)	450	16,654	0.01%
		36,146,858	15.62%
Romania - 0.86%
Banca Transilvania S.A.	3,427,152	1,985,014	0.86%
Russian Federation - 7.54%
LUKOIL PJSC - ADR	77,216	5,675,376	2.45%
MMC Norilsk Nickel PJSC - ADR	322,330	6,072,697	2.62%
Rosneft Oil Co. - GDR	906,284	5,709,589	2.47%
		17,457,662	7.54%

Singapore - 2.29%
Wilmar International, Ltd.	2,392,600	5,301,774	2.29%
South Africa - 3.11%
Reunert, Ltd.	618,412	3,273,506	1.42%
Sasol	133,682	3,918,992	1.69%
		7,192,498	3.11%
Taiwan - 10.01%
Catcher Technology Co., Ltd.	325,000	2,790,854	1.20%
Compal Electronics, Inc.	8,872,000	5,069,467	2.19%
Hon Hai Precision Industry Co., Ltd.	1,962,132	4,580,209	1.98%
Realtek Semiconductor Corp.	948,000	4,355,048	1.88%
Taiwan Semiconductor Manufacturing Co., Ltd.	865,000	6,332,727	2.74%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,125	42,289	0.02%
		23,170,594	10.01%
Thailand - 2.91%
Bangkok Bank Public Co., Ltd.	102,600	661,382	0.29%
Bangkok Bank Public Co., Ltd. - NVDR	400,000	2,529,837	1.09%
Siam Commercial Bank PLC - NVDR	838,600	3,544,368	1.53%
		6,735,587	2.91%
Turkey - 1.45%
Akbank T.A.S.	2,288,470	3,362,041	1.45%
United Arab Emirates - 0.49%
Union National Bank PJSC	896,526	1,122,747	0.49%
United Kingdom - 3.54%
Antofagasta PLC	207,256	2,113,812	0.91%
Standard Chartered PLC	784,026	6,088,145	2.63%
		8,201,957	3.54%
United States - 5.16%
Cognizant Technology Solutions Corp. - Class A	82,090	5,847,271	2.52%
Flextronics International, Ltd. (a)	414,472	3,626,630	1.57%
Genpact, Ltd.	81,317	2,470,410	1.07%
		11,944,311	5.16%
Total Common Stocks (Cost $217,466,723)		209,827,313	90.65%

PREFERRED STOCKS - 4.26%
Brazil - 1.98%
Cia Energetica de Minas Gerais, 3.96%	208,400	684,966	0.30%
Telefonica Brasil S.A. - ADR, 9.22%	329,309	3,902,312	1.68%
		4,587,278	1.98%
Republic of Korea - 2.28%
Hyundai Motor Co., 3.74%	89,926	5,278,675	2.28%
Total Preferred Stocks (Cost $11,331,455)		9,865,953	4.26%

SHORT-TERM INVESTMENTS - 4.80%
Money Market Fund - 4.80%
Fidelity Institutional Government Portfolio - Class I, 2.10% (b)	11,099,643	11,099,643	4.80%
Total Short-Term Investments (Cost $11,099,643)		11,099,643	4.80%

Total Investments (Cost $239,897,821) - 99.71%		230,792,909	99.71%
Other Assets in Excess of Liabilities - 0.29%		672,137	0.29%
TOTAL NET ASSETS - 100.00%		$231,465,046	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day yield as of November 30, 2018.

Pzena Emerging Markets Value Fund
Portfolio Diversification
November 30, 2018 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$13,983,552	6.04%
Consumer Discretionary	18,153,030	7.84%
Consumer Staples	10,165,874	4.39%
Energy	14,838,104	6.41%
Financials	50,101,836	21.65%
Industrials	15,632,427	6.76%
Information Technology	49,505,849	21.39%
Materials	18,088,158	7.81%
Utilities	19,358,483	8.36%
Total Common Stocks	209,827,313	90.65%
PREFERRED STOCKS
Communication Services	3,902,312	1.68%
Consumer Discretionary	5,278,675	2.28%
Utilities	684,966	0.30%
Total Preferred Stocks	9,865,953	4.26%
Short-Term Investments	11,099,643	4.80%
Total Investments	230,792,909	99.71%
Other Assets in Excess of Liabilities	672,137	0.29%
Total Net Assets	$231,465,046	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Long/Short Value Fund
Schedule of Investments
November 30, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 99.85%
Consumer Discretionary - 15.51%
AutoZone, Inc. (a)(d)	523	$423,144	1.75%
Booking Holdings, Inc. (a)(d)	221	418,105	1.73%
Carter's, Inc. (d)	3,083	285,178	1.18%
Ford Motor Co. (d)	62,334	586,563	2.43%
H&R Block, Inc. (d)	4,786	129,270	0.52%
Interpublic Group of Cos., Inc. (d)	3,503	82,321	0.34%
Lear Corp.	3,274	446,082	1.85%
Newell Brands, Inc.	12,038	281,689	1.17%
News Corp. - Class A (d)	13,578	176,242	0.73%
Omnicom Group, Inc. (d)	11,946	919,484	3.81%
		3,748,078	15.51%
Consumer Staples - 0.64%
CVS Health Corp. (d)	1,938	155,427	0.64%
Energy - 10.84%
Cenovus Energy, Inc. (b)(d)	14,298	105,519	0.44%
ConocoPhillips (d)	6,886	455,716	1.89%
ExxonMobil Corp. (d)	10,868	864,006	3.58%
Halliburton Co. (d)	6,615	207,909	0.86%
HollyFrontier Corp.	3,495	218,333	0.90%
Murphy Oil Corp. (d)	6,463	206,170	0.85%
National Oilwell Varco, Inc.	7,326	235,238	0.97%
Royal Dutch Shell PLC - ADR (d)	5,393	325,737	1.35%
		2,618,628	10.84%
Financial Services - 25.78%
American International Group, Inc. (d)	12,029	520,254	2.15%
AXA Equitable Holdings, Inc.	12,856	253,006	1.05%
Axis Capital Holdings, Ltd. (b)(d)	4,917	272,156	1.13%
Bank of America Corp. (d)	16,890	479,676	1.99%
Capital One Financial Corp. (d)	5,240	469,923	1.94%
CBRE Group, Inc. - Class A (a)	3,991	174,327	0.72%
Chubb, Ltd. (b)(d)	1,003	134,141	0.56%
Citigroup, Inc. (d)	8,218	532,444	2.20%
Franklin Resources, Inc. (d)	10,187	345,237	1.43%
Goldman Sachs Group, Inc. (d)	1,440	274,594	1.14%
Jones Lang LaSalle, Inc. (d)	1,823	261,054	1.08%
JPMorgan Chase & Co. (d)	3,676	408,734	1.69%
KKR & Co., Inc. - Class A	7,031	161,151	0.67%
Metlife, Inc. (d)	10,457	466,696	1.93%
Morgan Stanley (d)	9,051	401,774	1.66%
Regions Financial Corp. (d)	5,791	95,262	0.39%
Voya Financial, Inc. (d)	10,025	450,624	1.87%
Wells Fargo & Co. (d)	8,029	435,814	1.80%
Willis Towers Watson PLC (b)(d)	573	91,365	0.38%
		6,228,232	25.78%
Health Care - 12.87%
AmerisourceBergen Corp. (d)	1,521	135,217	0.56%
Amgen, Inc. (d)	4,004	833,833	3.45%
Biogen, Inc. (a)(d)	1,381	460,867	1.91%
Celgene Corp. (a)(d)	3,674	265,336	1.10%
Express Scripts Holding Co. (a)(d)	3,632	368,539	1.52%
McKesson Corp. (d)	3,398	423,051	1.75%
MEDNAX, Inc. (a)(d)	6,367	255,954	1.06%
Mylan N.V. (a)(b)(d)	10,830	366,704	1.52%
		3,109,501	12.87%

Materials & Processing - 1.05%
JELD-WEN Holding, Inc. (a)(d)	13,358	254,603	1.05%
Producer Durables - 9.97%
AECOM Technology Corp. (a)(d)	5,967	191,899	0.79%
Carlisle Cos., Inc. (d)	1,024	108,052	0.45%
CH Robinson Worldwide, Inc.	3,657	337,651	1.40%
Dover Corp. (d)	4,769	404,840	1.67%
General Electric Co.	36,124	270,930	1.12%
Genpact, Ltd. (b)(d)	12,393	376,499	1.56%
Ryder System, Inc. (d)	5,712	323,128	1.34%
Terex Corp. (d)	8,019	265,108	1.10%
United Continental Holdings, Inc. (a)	1,354	130,932	0.54%
		2,409,039	9.97%
Technology - 18.83%
Amdocs, Ltd. (b)(d)	5,370	348,567	1.44%
Avnet, Inc. (d)	14,993	656,993	2.72%
Broadcom, Inc.	613	145,532	0.60%
Cognizant Technology Solutions Corp. - Class A (d)	8,304	591,494	2.45%
Entegris, Inc.	4,556	133,947	0.55%
Facebook, Inc. - Class A (a)	1,917	269,549	1.12%
Hewlett Packard Enterprise Co. (d)	23,283	349,245	1.45%
KLA-Tencor Corp.	1,263	124,481	0.51%
Leidos Holdings, Inc.	3,685	232,155	0.96%
Micron Technology, Inc. (a)	5,070	195,499	0.81%
MKS Instruments, Inc.	1,639	128,596	0.53%
Oracle Corp. (d)	15,373	749,588	3.10%
Qorvo, Inc. (a)(d)	3,076	202,432	0.84%
SS&C Technologies Holdings, Inc.	8,781	422,805	1.75%
		4,550,883	18.83%
Utilities - 4.36%
Edison International (d)	15,004	830,021	3.43%
Verizon Communications, Inc.	3,717	224,135	0.93%
		1,054,156	4.36%
Total Common Stocks (Cost $25,826,691)		24,128,547	99.85%

REITs - 6.25%
Financial Services - 6.25%
HCP, Inc.	15,131	442,733	1.83%
Hospitality Properties Trust (d)	5,362	143,916	0.60%
Lamar Advertising Co. - Class A (d)	5,626	426,676	1.77%
Omega Healthcare Investors, Inc. (d)	10,272	389,720	1.61%
Park Hotels & Resorts, Inc. (d)	3,463	106,729	0.44%
Total REITs (Cost $1,273,394)		1,509,774	6.25%

SHORT-TERM INVESTMENTS - 0.80%
Money Market Fund - 0.80%
Fidelity Institutional Government Portfolio - Class I, 2.10% (c)	192,270	192,270	0.80%
Total Short-Term Investments (Cost $192,270)		192,270	0.80%

Total Investments (Cost $27,292,355) - 106.90%		25,830,591	106.90%
Liabilities in Excess of Other Assets - (6.90)%		(1,666,579)	(6.90)%
TOTAL NET ASSETS - 100.00%		$24,164,012	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day yield as of November 30, 2018

(d) All or a portion of the security has been pledged in connection with open short securitites.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
November 30, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 50.59%
Consumer Discretionary - 7.15%
Caesars Entertainment Corp. (a)	17,993	$153,300	0.63%
Charter Communications, Inc. - Class A (a)	622	204,763	0.85%
GCI Liberty, Inc. - Class A (a)	3,863	184,922	0.77%
Home Depot, Inc.	869	156,698	0.65%
Liberty Global PLC - Class A (a)(b)	7,093	176,119	0.73%
Lions Gate Entertainment Corp. - Class A (b)	7,700	149,457	0.62%
Marriott International, Inc. - Class A	1,391	160,007	0.66%
Tesla, Inc. (a)	571	200,124	0.83%
Wynn Resorts, Ltd.	1,403	153,488	0.63%
Yum! Brands, Inc.	2,041	188,221	0.78%
		1,727,099	7.15%
Consumer Staples - 3.06%
Casey's General Stores, Inc.	1,665	215,567	0.89%
Conagra Brands, Inc.	5,323	172,146	0.71%
Constellation Brands, Inc.	901	176,380	0.73%
Sysco Corp.	2,604	175,510	0.73%
		739,603	3.06%
Energy - 3.64%
Cabot Oil & Gas Corp.	7,963	200,349	0.83%
Centennial Resource Development, Inc. - Class A (a)	8,883	137,864	0.57%
Core Laboratories N.V. (b)	2,086	173,368	0.72%
EOG Resources, Inc.	1,653	170,771	0.71%
Equitrans Midstream Corp. (a)	8,792	196,238	0.81%
		878,590	3.64%
Financial Services - 6.21%
Cboe Global Markets, Inc.	1,879	202,218	0.84%
CME Group, Inc.	1,007	191,411	0.79%
Erie Indemnity Co. - Class A	1,435	196,380	0.81%
Global Payments, Inc.	1,408	157,428	0.65%
Jefferies Financial Group, Inc.	8,790	192,061	0.80%
Markel Corp. (a)	176	201,369	0.84%
MarketAxess Holdings, Inc.	933	203,142	0.84%
S&P Global, Inc.	849	155,248	0.64%
		1,499,257	6.21%
Health Care - 3.12%
Chemed Corp.	583	184,683	0.76%
FibroGen, Inc. (a)	2,920	126,611	0.52%
Incyte Corp. (a)	1,865	119,826	0.50%
Medidata Solutions, Inc. (a)	2,512	193,952	0.80%
Zoetis, Inc.	1,384	129,916	0.54%
		754,988	3.12%
Materials & Processing - 7.80%
AptarGroup, Inc.	1,223	127,253	0.53%
Ashland Global Holdings, Inc.	2,430	198,993	0.82%
Lennox International, Inc.	964	217,777	0.90%
Louisiana-Pacific Corp.	6,770	154,762	0.64%
Martin Marietta Materials, Inc.	1,136	216,624	0.90%
Newmont Mining Corp.	5,060	163,640	0.68%
Royal Gold, Inc.	2,465	180,315	0.75%
Steel Dynamics, Inc.	4,147	145,974	0.60%
United States Steel Corp.	6,208	143,156	0.59%
Vulcan Materials Co.	1,667	176,219	0.73%
Watsco, Inc.	1,044	160,463	0.66%
		1,885,176	7.80%

Producer Durables - 10.74%
3M Co.	894	185,880	0.77%
Arconic, Inc.	8,643	185,652	0.77%
Boeing Co.	550	190,718	0.79%
Brink's Co.	2,639	186,894	0.77%
Curtiss-Wright Corp.	1,373	151,579	0.63%
Deere & Co.	1,232	190,812	0.79%
Knight-Swift Transportation Holdings, Inc.	4,972	172,330	0.71%
Macquarie Infrastructure Corp.	4,246	177,058	0.73%
Mettler-Toledo International, Inc. (a)	336	213,918	0.88%
Old Dominion Freight Line, Inc.	1,358	185,679	0.77%
Raytheon Co.	992	173,937	0.72%
Roper Technologies, Inc.	708	210,694	0.87%
Union Pacific Corp.	1,222	187,919	0.78%
Waste Management, Inc.	1,950	182,813	0.76%
		2,595,883	10.74%
Technology - 7.30%
Autodesk, Inc. (a)	1,377	198,976	0.82%
Cognex Corp.	4,439	195,405	0.81%
Cypress Semiconductor Corp.	11,251	156,389	0.65%
EchoStar Corp. - Class A (a)	4,319	180,707	0.75%
Monolithic Power Systems, Inc.	988	130,485	0.54%
NVIDIA Corp.	832	135,974	0.56%
Take-Two Interactive Software, Inc. (a)	1,434	157,267	0.65%
Texas Instruments, Inc.	1,899	189,615	0.78%
Universal Display Corp.	1,572	144,372	0.60%
ViaSat, Inc. (a)	2,112	146,024	0.60%
Yelp, Inc. (a)	3,853	129,731	0.54%
		1,764,945	7.30%
Utilities - 1.57%
American Water Works Co., Inc.	2,090	199,407	0.82%
T-Mobile US, Inc. (a)	2,637	180,502	0.75%
		379,909	1.57%
Total Common Stocks (Proceeds $12,806,911)		12,225,450	50.59%

REITs - 7.17%
Financial Services - 7.17%
CoreSite Realty Corp.	1,147	111,787	0.46%
Crown Castle International Corp.	1,609	184,874	0.76%
CyrusOne, Inc.	2,534	142,107	0.59%
Duke Realty Corp.	7,116	202,521	0.84%
Equinix, Inc.	305	117,510	0.49%
Essex Property Trust, Inc.	700	183,757	0.76%
Invitation Homes, Inc.	9,013	193,419	0.80%
JBG SMITH Properties	4,455	178,512	0.74%
Liberty Property Trust	4,631	209,738	0.87%
Prologis, Inc.	3,077	207,205	0.86%
Total REITs (Proceeds $1,667,516)		1,731,430	7.17%

Total Securities Sold Short (Proceeds $14,474,427) - 57.76%		13,956,880	57.76%

Percentages are stated as a percent of net assets.

As of November 30, 2018 securities and cash collateral of $19,480,470 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.

Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 97.82%
Consumer Discretionary - 3.04%
Avis Budget Group, Inc. (a)	21,560	$631,493	3.04%
Consumer Staples - 2.36%
Universal Corp.	7,747	491,160	2.36%
Energy - 3.32%
Murphy Oil Corp.	17,304	551,998	2.65%
Superior Energy Services, Inc. (a)	25,619	139,623	0.67%
		691,621	3.32%
Financial Services - 33.73%
American Equity Investment Life Holding Co.	16,350	558,026	2.68%
Argo Group International Holdings, Ltd. (b)	9,394	651,192	3.13%
Aspen Insurance Holdings, Ltd. (b)	10,102	422,870	2.03%
Associated Banc-Corp	30,540	707,612	3.40%
Axis Capital Holdings, Ltd. (b)	14,607	808,497	3.88%
EVERTEC, Inc. (b)	7,736	211,425	1.01%
First Midwest Bancorp, Inc.	17,429	411,150	1.98%
Hanover Insurance Group, Inc.	3,954	453,563	2.18%
Hope Bancorp, Inc.	45,566	692,603	3.33%
Realogy Holdings Corp.	23,195	446,736	2.15%
Synovus Financial Corp.	14,531	549,417	2.64%
TCF Financial Corp.	18,970	426,635	2.05%
Webster Financial Corp.	9,706	584,010	2.81%
WSFS Financial Corp.	2,272	95,583	0.46%
		7,019,319	33.73%
Health Care - 7.42%
MEDNAX, Inc. (a)	15,195	610,839	2.94%
Triple-S Management Corp. - Class B (a)(b)	21,536	410,907	1.97%
Varex Imaging Corp. (a)	19,841	522,810	2.51%
		1,544,556	7.42%
Materials & Processing - 9.27%
Gibraltar Industries, Inc. (a)	14,959	540,917	2.60%
JELD-WEN Holding, Inc. (a)	37,310	711,129	3.42%
Masonite International Corp. (a)(b)	12,596	676,027	3.25%
		1,928,073	9.27%
Producer Durables - 25.38%
Actuant Corp. - Class A	31,690	811,264	3.90%
Essendant, Inc.	45,332	572,997	2.76%
KBR, Inc.	22,448	416,859	2.00%
Navigant Consulting, Inc.	20,711	530,616	2.55%
REV Group, Inc.	41,379	504,824	2.43%
Ryder System, Inc.	8,099	458,160	2.20%
Steelcase, Inc.	36,472	590,846	2.84%
Terex Corp.	12,273	405,745	1.95%
TriMas Corp. (a)	27,106	786,887	3.78%
Wesco Aircraft Holdings, Inc. (a)	21,272	202,510	0.97%
		5,280,708	25.38%
Technology - 13.30%
Anixter International, Inc. (a)	12,933	827,195	3.98%
ARC Document Solutions, Inc. (a)	26,114	62,935	0.30%
Celestica, Inc. (a)(b)	44,590	458,831	2.21%
Insight Enterprises, Inc. (a)	11,365	506,652	2.43%
Jabil, Inc.	9,520	237,714	1.14%
ScanSource, Inc. (a)	17,737	674,715	3.24%
		2,768,042	13.30%
Total Common Stocks (Cost $21,109,580)		20,354,972	97.82%

REITs - 0.97%
Financial Services - 0.97%
DiamondRock Hospitality Co.	19,240	202,790	0.97%
Total REITs (Cost $215,705)		202,790	0.97%

SHORT-TERM INVESTMENTS - 0.79%
Money Market Fund - 0.79%
Fidelity Government Portfolio - Class I, 2.10% (c)	164,801	164,801	0.79%
Total Short-Term Investments (Cost $164,801)		164,801	0.79%

Total Investments (Cost $21,490,086) - 99.58%		20,722,563	99.58%
Other Assets in Excess of Liabilities - 0.42%		88,252	0.42%
TOTAL NET ASSETS - 100.00%		$20,810,815	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day yield as of November 30, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena International Small Cap Value Fund
Schedule of Investments
November 30, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 95.41%
Australia - 1.65%
OFX Group, Ltd.	23,268	$30,442	1.65%
Austria - 2.07%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,487	38,248	2.07%
Belgium - 2.39%
Orange Belgium S.A.	2,363	44,140	2.39%
Bermuda - 2.69%
Pacific Basin Shipping, Ltd.	222,000	49,655	2.69%
Canada - 8.91%
Celestica, Inc. (a)	4,722	48,547	2.63%
Dorel Industries, Inc. - Class B	1,212	16,639	0.90%
Genworth MI Canada, Inc.	1,721	56,488	3.06%
Linamar Corp.	1,184	42,926	2.32%
		164,600	8.91%
Cayman Islands - 2.27%
Ju Teng International Holdings, Ltd.	168,000	41,871	2.27%
France - 10.28%
Coface S.A.	4,499	41,816	2.26%
Europcar Mobility Group	3,871	37,930	2.05%
Ipsos	1,358	34,499	1.87%
Rexel S.A.	5,320	63,812	3.46%
Technicolor S.A. (a)	9,732	11,844	0.64%
		189,901	10.28%
Germany - 6.84%
Bertrandt AG	431	36,205	1.96%
Deutsche Pfandbriefbank AG	2,938	34,991	1.89%
Salzgitter AG	1,721	55,216	2.99%
		126,412	6.84%
Ireland - 3.05%
Greencore Group PLC	23,478	56,273	3.05%
Italy - 6.10%
BPER Banca	3,686	15,019	0.81%
Danieli & C Officine Meccaniche S.p.A.	3,473	47,496	2.57%
Saipem S.p.A. (a)	7,493	32,778	1.78%
UBI Banca - Unione di Banche Italiane S.p.A.	5,422	17,414	0.94%
		112,707	6.10%
Japan - 18.57%
DIC Corp.	1,900	60,340	3.27%
Foster Electric Co., Ltd.	4,100	55,875	3.02%
Fukuoka Financial Group, Inc.	800	18,246	0.99%
Hitachi Metals, Ltd.	5,300	59,670	3.23%
Nishi-Nippon Financial Holdings, Inc.	1,700	18,450	1.00%
Taiheiyo Cement Corp.	700	23,680	1.28%
Transcosmos, Inc.	1,700	39,297	2.13%
Tsubakimoto Chain Co.	800	29,917	1.62%
Zeon Corp.	3,700	37,614	2.03%
		343,089	18.57%
Jersey - 1.25%
Petrofac, Ltd.	3,568	23,133	1.25%

Netherlands - 7.84%
Flow Traders	1,763	54,887	2.97%
Koninklijke BAM Groep N.V.	9,729	30,454	1.65%
PostNL N.V.	20,243	59,585	3.22%
		144,926	7.84%
Spain - 1.54%
Unicaja Banco S.A.	23,647	28,511	1.54%

Switzerland - 2.10%
Aryzta AG (a)	29,032	38,882	2.10%
United Kingdom - 17.86%
Balfour Beatty PLC	10,934	34,971	1.89%
Capita PLC (a)	19,559	25,745	1.39%
Drax Group PLC	9,371	46,641	2.53%
Go-Ahead Group PLC	2,397	52,657	2.85%
John Wood Group PLC	6,126	49,568	2.68%
Northgate PLC	11,427	56,409	3.05%
SIG PLC	24,423	33,424	1.81%
SThree PLC	8,370	30,556	1.66%
		329,971	17.86%
Total Common Stocks (Cost $1,963,610)		1,762,761	95.41%

PREFERRED STOCKS - 1.24%
Germany - 1.24%
Draegerwerk AG & Co. KGaA, 0.95%	420	22,880	1.24%
Total Preferred Stocks (Cost $30,121)		22,880	1.24%

SHORT-TERM INVESTMENTS - 4.03%
Money Market Fund- 4.03%
Fidelity Institutional Government Portfolio - Class I, 2.10% (b)	74,529	74,529	4.03%
Total Short-Term Investments (Cost $74,529)		74,529	4.03%

Total Investments (Cost $2,068,260) - 100.68%		1,860,170	100.68%
Liabilities in Excess of Other Assets - (0.68)%		(12,542)	(0.68)%
TOTAL NET ASSETS - 100.00%		$1,847,628	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day yield as of November 30, 2018

Pzena International Small Cap Value Fund
Portfolio Diversification
November 30, 2018 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$90,483	4.90%
Consumer Discretionary	55,876	3.02%
Consumer Staples	95,155	5.15%
Energy	105,479	5.71%
Financials	354,512	19.19%
Industrials	696,927	37.72%
Information Technology	81,168	4.39%
Materials	236,520	12.80%
Utilities	46,641	2.53%
Total Common Stocks	1,762,761	95.41%
PREFERRED STOCKS
Healthcare	22,880	1.24%
Total Preferred Stocks	22,880	1.24%
Short-Term Investments	74,529	4.03%
Total Investments	1,860,170	100.68%
Liabilities in Excess of Other Assets	(12,542)	(0.68)%
Total Net Assets	$1,847,628	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Note 1 - Summary of Fair Value Measurements at November 30, 2018 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, repayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Pzena Mid Cap Value Fund, the Pzena Emerging Markets Value Fund, the Pzena Long/Short Value Fund, the
Pzena Small Cap Value Fund, and the Pzena International Small Cap Value Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global
Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in
Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by each Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value. The Funds intend to hold no more than
15% of their net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation
Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the
Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund's securities as of
November 30, 2018:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,871,243	$-	$-	$6,871,243
Energy	3,079,134	-	-	3,079,134
Financial Services	12,735,114	-	-	12,735,114
Health Care	3,922,581	-	-	3,922,581
Materials & Processing	1,106,433	-	-	1,106,433
Producer Durables	7,520,714	-	-	7,520,714
Technology	3,921,568	-	-	3,921,568
Utilities	1,039,297	-	-	1,039,297
Total Common Stocks	40,196,084	-	-	40,196,084
Short-Term Investments	2,107,114	-	-	2,107,114
Total Investments in Securities	$42,303,198	$-	$-	$42,303,198

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$4,905,537	$-	$-	$4,905,537
China	51,981,421	-	-	51,981,421
Czech Republic	4,288,083	-	-	4,288,083
Hong Kong	6,251,736	-	-	6,251,736
Hungary	2,349,355	-	-	2,349,355
India	10,602,241	-	-	10,602,241
Indonesia	1,535,149	-	-	1,535,149
Malaysia	2,799,581	-	-	2,799,581
Poland	2,493,167	-	-	2,493,167
Republic of Korea	36,146,858	-	-	36,146,858
Romania	1,985,014	-	-	1,985,014
Russian Federation	17,457,662	-	-	17,457,662
Singapore	5,301,774	-	-	5,301,774
South Africa	7,192,498	-	-	7,192,498
Taiwan	23,170,594	-	-	23,170,594
Thailand	6,735,587	-	-	6,735,587
Turkey	3,362,041	-	-	3,362,041
United Arab Emirates	1,122,747	-	-	1,122,747
United Kingdom	8,201,957	-	-	8,201,957
United States	11,944,311	-	-	11,944,311
Total Common Stocks	209,827,313	-	-	209,827,313
Total Preferred Stocks
Brazil	4,587,278	-	-	4,587,278
Republic of Korea	5,278,675	-	-	5,278,675
Total Preferred Stocks	9,865,953	-	-	9,865,953
Short-Term Investments	11,099,643	-	-	11,099,643
Total Investments in Securities	$230,792,909	$-	$-	$230,792,909

Pzena Long/Short Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,748,078	$-	$-	$3,748,078
Consumer Staples	155,427	-	-	155,427
Energy	2,618,628	-	-	2,618,628
Financial Services	6,228,232	-	-	6,228,232
Health Care	3,109,501	-	-	3,109,501
Materials & Processing	254,603	-	-	254,603
Producer Durables	2,409,039	-	-	2,409,039
Technology	4,550,883	-	-	4,550,883
Utilities	1,054,156	-	-	1,054,156
Total Common Stocks	24,128,547	-	-	24,128,547
REITs	1,509,774	-	-	1,509,774
Short-Term Investments	192,270	-	-	192,270
Total Investments in Securities	$25,830,591	$-	$-	$25,830,591

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks
Consumer Discretionary	$1,727,099	$-	$-	$1,727,099
Consumer Staples	739,603	-	-	739,603
Energy	878,590	-	-	878,590
Financial Services	1,499,257	-	-	1,499,257
Health Care	754,988	-	-	754,988
Materials & Processing	1,885,176	-	-	1,885,176
Producer Durables	2,595,883	-	-	2,595,883
Technology	1,764,945	-	-	1,764,945
Utilities	379,909	-	-	379,909
Total Common Stocks	12,225,450	-	-	12,225,450
REITs	1,731,430	-	-	1,731,430
Total Securities Sold Short	$13,956,880	$-	$-	$13,956,880

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$631,493	$-	$-	$631,493
Consumer Staples	491,160	-	-	491,160
Energy	691,621	-	-	691,621
Financial Services	7,019,319	-	-	7,019,319
Health Care	1,544,556	-	-	1,544,556
Materials & Processing	1,928,073	-	-	1,928,073
Producer Durables	5,280,708	-	-	5,280,708
Technology	2,768,042	-	-	2,768,042
Total Common Stocks	20,354,972	-	-	20,354,972
REITs	202,790	-	-	202,790
Short-Term Investments	164,801	-	-	164,801
Total Investments in Securities	$20,722,563	$-	$-	$20,722,563

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$30,442	$-	$-	$30,442
Austria	38,248	-	-	38,248
Belgium	44,140	-	-	44,140
Bermuda	49,655	-	-	49,655
Canada	164,600	-	-	164,600
Cayman Islands	41,871	-	-	41,871
France	189,901	-	-	189,901
Germany	126,412	-	-	126,412
Ireland	56,273	-	-	56,273
Italy	112,707	-	-	112,707
Japan	343,089	-	-	343,089
Jersey	23,133			23,133
Netherlands	144,926	-	-	144,926
Spain	28,511	-	-	28,511
Switzerland	38,882	-	-	38,882
United Kingdom	329,971	-	-	329,971
Total Common Stocks	1,762,761	-	-	1,762,761
Total Preferred Stocks
Germany	22,880	-	-	22,880
Total Preferred Stocks	22,880	-	-	22,880
Short-Term Investments	74,529	-	-	74,529
Total Investments in Securities	$1,860,170	$-	$-	$1,860,170

Refer to the Funds' Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Funds recognized no transfers between levels at November 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewi

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date                                                    1/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date                                                                    1/28/2019

By (Signature and Title)* /s/Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date                                                                     1/28/2019

* Print the name and title of each signing officer under his or her signature.